INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Interest Income Expense Explanatory [Abstract]
Disclosure of detailed information of interest income expenses [Text Block]
This item consists of the following:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loans	10,041,097	9,546,454	9,479,867
Interest on investments at fair value through other comprehensive income	954,288	–	–
Interest on available-for-sale investments	–	951,981	828,004
Interest on investments at amortized cost	211,102	–	–
Interest on held-to-maturity investments	–	234,380	190,466
Interest on due from banks	159,381	88,359	48,626
Interest on investments at fair value through profit or loss	87,409	113,484	86,568
Dividends received	24,390	52,906	51,831
Other interest and similar income	44,967	43,119	87,693
Total	11,522,634	11,030,683	10,773,055

Interest and similar expense
Interest on deposits and obligations	(1,202,025)	(1,132,041)	(1,062,751)
Interest on bonds and notes issued	(911,006)	(835,255)	(805,351)
Interest on due to banks and correspondents	(623,001)	(763,436)	(822,514)
Other interest and similar expense	(297,497)	(228,464)	(224,098)
Total	(3,033,529)	(2,959,196)	(2,914,714)